Expense Example - Innovator U.S. Equity Accelerated Plus ETF - October - Innovator U.S. Equity Accelerated Plus ETF - October	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	$ 978